Financial risk management objectives and policies	12 Months Ended
Mar. 31, 2022
Financial Risk Management Objectives And Policies [Abstract]
Financial risk management objectives and policies
49.
Financial risk management objectives and policies

The financial liabilities comprise loans and borrowings, derivative liabilities, trade payable and other financial liabilities.

The main purpose of these financial liabilities is to finance the Group's operations. The Group's principal financial assets include loans, derivative assets, trade receivables, cash and cash equivalents and other financial assets. The Group is exposed to market risk, credit risk and liquidity risk. The Group's senior management oversees the management of these risks. The Group's senior management is supported by various sub committees that advises on financial risks and the appropriate financial risk governance framework for the Group. These committees provide assurance to the Group's senior management that the Group's financial risk activities are governed by appropriate policies and procedure and that financial risks are identified, measured and managed in accordance with the Group's policies and risk objectives. The Board of Directors reviews and agrees policies for managing each of these risks, which are summarised below:

Market risk

Market risk is the risk that the Group's assets and liabilities will be exposed to due to a change in market prices that determine the valuation of these financial instruments. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk. Financial instruments affected by market risk include loans and borrowings, deposits, investments and derivative financial instruments.

The sensitivity analysis in the following sections relate to the position as at March 31, 2022 and 2021. The sensitivity analyses have been prepared on the basis that the amount of net debt, the ratio of fixed to floating interest rates of the debt and derivatives and the proportion of financial instruments in foreign currencies are all constant and on the basis of hedge designations in place as at March 31, 2022.

(i)
Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group is exposed to interest rate risk primarily from the external borrowings that are used to finance their operations. In case of external commercial borrowings (ECB) and buyers credit the Group believes that the exposure of Group to changes in market interest rates is insignificant as the respective companies manage the risk by hedging the changes in the market interest rates through cross currency interest rate swaps. The Group also monitors the changes in interest rates and actively refinances its debt obligations to achieve an optimal interest rate exposure.

Interest rate sensitivity

The following table demonstrates the sensitivity to a reasonable possible change in interest rates on financial liabilities, i.e. floating interest rate borrowings in INR and USD. Interest rate sensitivity has been calculated for borrowings with floating rate of interest. For borrowings with fixed rate of interest sensitivity disclosure has not been made. With all other variables held constant, the Group's profit before tax is affected through the impact on financial liabilities, as follows:

	For the year ended March 31,
	2020		2021		2022
	Increase / decrease in basis points	Effect on profit before tax	Increase / decrease in basis points	Effect on profit before tax	Increase / decrease in basis points	Effect on profit before tax
INR	+/(-) 50	(-)/+ 615	+/(-) 50	(-)/+ 646	+/(-) 50	(-)/+ 361

The assumed movement in basis points for the interest rate sensitivity analysis is based on the currently observable market environment. Though there is exposure on account of Interest rate movement as shown above but the Group minimises the foreign currency (US dollar) interest rate exposure through derivatives and INR interest rate exposure through re-financing.

(ii)
Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group is exposed to foreign currency risk arising from imports of goods in US dollars. The Group hedges its exposure to fluctuations on the translation into INR of its buyer's/supplier's credit by using foreign currency swaps and forward contracts. The Group has followed a conservative approach for hedging the foreign currency risk so as to not use complex forex derivatives and foreign currency loan. The Group also monitors that the hedges do not exceed the underlying foreign currency exposure. The Group does not undertake any speculative transaction.

Credit risk

Credit risk is the risk that the power procurer will not meet their obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from their operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions and other financial instruments. The credit risk exposure is insignificant given the fact that substantially whole of the revenues are from state utilities/government entities. The Group only deals with parties which has good credit rating / worthiness given by external rating agencies or based on the Group's internal assessment.

Further the group sought to reduce counterparty credit risk under long-term contracts in part by entering into power sales contracts with utilities or other customers of strong credit quality and we monitor their credit quality on an ongoing basis.

The maximum credit exposure to credit risk for the components of the statement of financial position at March 31, 2022 and 2021 is the carrying amount of all the financial assets except for financial guarantees. The Group’s maximum exposure relating to financial guarantees is disclosed in Note 45 and the liquidity table below.

(i)
Trade receivables

Customer credit risk is managed basis established policies of Group, procedures and controls relating to customer credit risk management. Outstanding customer receivables are regularly monitored. The Group does not hold collateral as security. The group has majorly state utilities / government entities as its customers with high credit worthiness and therefore the group does not see any significant risk related to credit.

The trade receivable balances of the Group are evenly spread over customers.

The credit quality of the customers is evaluated based on their credit ratings and other publicly available data.

The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment and impairment analysis is performed at each reporting date to measure expected credit losses. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

As at March 31, 2022
	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
	(INR)	(INR)	(INR)	(INR)	(INR)
Gross carrying amount	17,831	14,060	3,277	11,623	46,791
Expected credit loss	233	304	103	326	966

As at March 31, 2021
	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
	(INR)	(INR)	(INR)	(INR)	(INR)
Gross carrying amount	18,621	9,308	1,425	7,188	36,542
Expected credit loss	233	177	51	101	562

* included trade receivables which are not yet due.

(ii)
Financial instruments and credit risk

Credit risk from balances with banks is managed by Group's treasury department. Investments, in the form of fixed deposits, loans and other investments, of surplus funds are made only with banks and within credit limits assigned to each counterparty. Counterparty credit limits are reviewed on an annual basis by the Group, and may be updated throughout the year subject to approval of group's finance committee. The limits are set to minimise the concentration of risks and therefore mitigate financial loss through counterparty's potential failure to make payments.

(iii)
Other financial assets

Credit risk from other financial assets including loans is managed basis established policies of Group, procedures and controls relating to customer credit risk management. Outstanding receivables are regularly monitored. The Group does not hold collateral as security.

(iv)
Equity price risk

Share warrants

The Company has issued warrants to these warrants’ holders (refer Note 43), which entitle these warrants holders to purchase Company’s Class A equity shares. These warrants are classified to be derivative instruments and are recorded at fair value through profit or loss account basis market value of warrants. The Group is exposed to price risk considering the liability in the hands of the Company is impacted through the market price of share warrants.

The Group has determined that an increase / (decrease) of 5% in the market value of warrants would have an impact of INR 122 increase / (decrease) on the profit or loss of the Group.

Put options

Non-controlling shareholders of RPPL have an option to offload their shareholding to the Company in accordance with the terms mentioned in the BCA at fair value of shares on the date of Put for cash. Put option liability with non-controlling interest accounted for at fair value basis volume weight average price of the Company shares over 30 trading days. The changes to the put option liability are accounted for in equity. The Group is exposed to price risk considering the liability in the hands of the Company is impacted through the market price of shares of the Company.

The Group has determined that an increase / (decrease) of 5% in the volume weight average price of the Company shares would have an impact of INR 477 increase / (decrease) on the total equity of the Group.

Liquidity risk

Liquidity risk is the risk that the Group will encounter in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The approach of the Group to manage liquidity is to ensure, as far as possible, that these will have sufficient liquidity to meet their respective liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risk damage to their reputation. The Group assessed the concentration of risk with respect to refinancing its debt and concluded it to be low. The Group has access to a sufficient variety of sources of funding and debt maturing within 12 months can be rolled over with existing lenders.

The Group rely mainly on long-term debt obligations to fund their construction activities. To the extent available at acceptable terms, utilised non-recourse debt to fund a significant portion of the capital expenditures and investments required to construct and acquire our wind and solar power plants and related assets. The Group's non-recourse financing is designed to limit default risk and is a combination of fixed and variable interest rate instruments. In addition, the debt is typically denominated in the currency that matches the currency of the revenue expected to be generated from the benefiting project, thereby reducing currency risk. The majority of non-recourse debt is funded by banks and financial institutions, with debt capacity supplemented by unsecured loan from related party.

The table below summarises the maturity profile of financial liabilities of the Group based on contractual undiscounted payments:

As at March 31, 2022	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Borrowings
Non convertible debentures (secured)*	—	—	—	90,763	5,402	96,165
Compulsorily convertible debentures*	—	—	—	346	616	962
Term loan from banks*	—	—	—	47,780	38,733	86,513
Loans from financial institutions*	—	—	—	60,623	109,100	169,723
Senior secured notes*	—	—	—	81,356	84,636	165,993
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	3,686	919	—	—	4,605
Buyer's / supplier's credit (secured)	—	—	5,400	—	—	5,400
Working capital term loan (secured)	—	2,750	1,730	—	—	4,480
Other financial liabilities
Lease liabilities	—	148	338	1,334	9,370	11,190
Current maturities of long term interest-bearing loans and borrowings*	653	8,930	76,132	—	—	85,715
Interest accrued but not due on borrowings	—	384	1,437	—	—	1,821
Interest accrued but not due on debentures	—	1,233	804	—	—	2,037
Capital creditors	—	11,036	—	—	—	11,036
Purchase consideration payable	—	88	—	—	—	88
Trade payables
Trade payables	—	5,613	—	—	—	5,613

As at March 31, 2021	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Borrowings (other than CCPS)#
Non convertible debentures (secured)*	—	—	—	71,507	48,560	120,066
Compulsorily convertible debentures*	—	—	—	349	700	1,050
Term loan from banks*	—	—	—	26,929	45,804	72,733
Loans from financial institutions*	—	—	—	46,968	106,625	153,593
Senior secured notes*	—	—	—	85,989	21,242	107,231
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	1,788	381	—	—	2,169
Buyer's / supplier's credit (secured)	—	—	2,962	—	—	2,962
Working capital term loan (secured)	—	175	5,350	—	—	5,525
Other financial liabilities
Lease liabilities	—	90	240	878	5,332	6,540
Current maturities of long term interest-bearing loans and borrowings*	11,088	9,960	36,422	—	—	57,470
Interest accrued but not due on borrowings	—	1,116	612	—	—	1,728
Interest accrued but not due on debentures	—	894	275	—	132	1,301
Capital creditors	—	9,001	—	—	—	9,001
Purchase consideration payable	—	191	—	—	—	191
Financial guarantee contracts@	4,900	—	—	—	—	4,900
Trade payables
Trade payables	—	3,245	—	—	—	3,245

# The Company has issued Compulsorily convertible preference shares, which are mandatorily convertible into equity shares. These CCPS are excluded from maturity profile of financial liabilities since there is no cash outflow involved. These CCPS were subsequently converted to equity shares of RPPL in July 2021.

* Including future interest payments.

@ Based on the maximum amount that can be called for under the financial guarantee contracts.